Biological assets	12 Months Ended
Jun. 30, 2021
Disclosure Of Biological Assets Explanatory [Abstract]
Biological assets
9.	Biological assets

	2021	2020
Food cattle	11,727	9,307
Production cattle	34,585	25,444
Grain plantation	64,554	20,749
Cotton plantation	13,862	13,724
Sugarcane plantation	120,346	72,043
Total	245,074	140,997

Current	210,489	115,553
Noncurrent	34,585	25,444

The amounts of expenditures with plantation and tilling of crops are substantially represented by expenditures with the formation of harvest such as: seeds, fertilizers, pesticides, depreciation and labor cost used in the crops.

The area (hectares) to be harvested corresponding to the biological assets is as follows:

	Planted area (Hectares)
	2021	2020

Grains	12,643	9,836
Cotton	732	1,404
Sugarcane	26,914	26,959
	40,289	38,199

Changes in agricultural activity

	Grains	Cotton	Sugarcane
At June 30, 2019	12,860	8,606	64,528
Expenditures with plantation	208,934	13,702	-
Biological assets due to the acquisition of Agrifirma	4,883	-	-
Expenditures with tilling	-	-	144,177
Fair value variation	84,435	1,373	75,861
Harvest of agricultural produce	(291,798)	(9,957)	(212,523)
Effect of conversion	1,435	-	-

At June 30, 2020	20,749	13,724	72,043

Expenditures with plantation	260,502	14,978	-
Biological assets due to the acquisition of Bolivia	11,614	-	6,619
Expenditures with tilling	-	-	162,037
Fair value variation	344,761	30,051	142,302
Harvest of agricultural produce	(571,199)	(44,891)	(262,107)
Effect of conversion	(1,873)	-	(548)

At June 30, 2021	64,554	13,862	120,346

Changes in cattle raising activity

	Heads of cattle (in number)	Cattle for production
At June 30, 2019	20,865	37,122

Acquisition/birth costs	9,767	9,964
Handling costs	-	18,158
Sales	(15,159)	(33,230)
Deaths	(409)	(685)
Effect of conversion	-	4,450
Change in fair value	-	(1,298)

At June 30, 2020	15,064	34,481

Acquisition/birth costs	9,719	14,238
Handling costs	-	15,751
Sales	(9,685)	(26,781)
Deaths	(253)	(528)
Consumption	(40)	(101)
Effect of conversion	-	(982)
Change in fair value	-	10,234

At June 30, 2021	14,805	46,312

Quantitative data about cattle raising activity, expressed in heads of cattle

	Consumable cattle	Production cattle	Total
At June 30, 2020	2,624	12,440	15,064
At June 30, 2021	4,322	10,483	14,805

Fair value hierarchy

	2021	2020	2019
	Amount	Amount	Amount	Fair value
Sugarcane	120,346	72,043	64,528	Level 3
Cattle	46,312	34,481	37,122	Level 2
Grains	64,554	20,749	12,860	Level 3
Cotton	13,862	13,724	8,606	Level 3

The significant non-observable inputs used in the measurement of the fair value of sugarcane, grains and cotton classified as Level 3 in the fair value hierarchy, along with an analysis of quantitative sensitivity on June 30, 2021, are as follows:

Description	Evaluation method	Significant non-observable inputs	Variation of non-observable inputs	Increase in inputs	Decrease in inputs
Sugarcane	Discounted cash flow	- Yield	Yield: 51 to 117 tons per hectare.	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.
		- TRS (Kg of sugar per ton of sugarcane)	Total recoverable sugar: TRS 134 to 145 per ton of cane	An increase in TRS generates a positive result in the fair value of biological assets.	A decrease in TRS generates a negative result in the fair value of biological assets.
Corn	Discounted cash flow	- Yield	Yield: 88.4 tons on average per hectare.	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.
Cotton	Discounted cash flow	- Yield	Yield: 4.2 tons per hectare.	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.
Bean	Discounted cash flow	- Yield	Yield: 17.0 bags on average per hectare.	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.

Changes in fair value in the statement of income

	2021	2020	2019
Grains	344,761	84,435	18,062
Cotton	30,051	1,373	2,619
Sugarcane	142,302	75,861	34,511
Cattle	10,234	(1,298)	1,526
	527,348	160,371	56,718